Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001508655
Registrant Name	Sixth Street Specialty Lending, Inc.
Registration File Number	333-276252
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES